Other Investments - Informations About Cost Less Allowances or Fair Value of Other Investments (Detail) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Disclosure of financial assets [line items]
Beginning balance	£ 31	£ 31
Exchange differences	1	1
Additions	21	2
Repayments and disposals	(4)	(5)
Fair value adjustment	(3)	2
Ending balance	46	31
Corporate loans [member]
Disclosure of financial assets [line items]
Beginning balance	21	23
Exchange differences	(1)	1
Additions	21	2
Repayments and disposals	(2)	(5)
Fair value adjustment	(4)
Ending balance	35	21
Investments [member]
Disclosure of financial assets [line items]
Beginning balance	10	8
Exchange differences	2
Repayments and disposals	(2)
Fair value adjustment	1	2
Ending balance	£ 11	£ 10